Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Liabilities Disclosure [Abstract]
Returns reserve	$ 70,865	$ 82,494
Medicaid and indirect rebates	36,638	36,884
Accrued income taxes	20,619	18,591
Employees and payroll accruals	19,123	18,577
Accrued expenses	17,952	14,609
Due to customers	4,330	6,486
Legal and audit fees	2,723	1,644
Suppliers of property, plant and equipment	2,281	687
Settlements and loss contingencies	1,736
Royalties	1,707	4,065
Derivative instruments	591	2,110
Other	11,494	7,296
Other current liabilities	$ 190,059	$ 193,443